FEDERATED INDEX TRUST

Federated Investors Funds
4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

December 31, 2010

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549-4720

RE:         FEDERATED INDEX TRUST (Registrant)
Federated Max-Cap Index Fund
Federated Mid-Cap Index Fund
1933 Act File No. 33-33852
1940 Act File No. 811-6061

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Registrant hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated December 31, 2009, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Registrant.  This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 39 on December 30, 2009.

If you have any questions regarding this certification, please contact me at (412) 288-8239.

Very truly yours,

/s/ Todd P. Zerega
Todd P. Zerega
Assistant Secretary